BlackRock Capital Appreciation Portfolio
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.4%
Aerospace & Defense — 1.1%
TransDigm Group, Inc.
(a)(b)
.............. 4,707 $ 2,939,851
Capital Markets — 3.7%
Morgan Stanley ..................... 19,799 1,926,640
S&P Global, Inc. .................... 18,757 7,969,662
9,896,302
Chemicals — 1.2%
Sherwin-Williams Co. (The) ............. 11,458 3,205,146
Containers & Packaging — 1.1%
Ball Corp. ......................... 32,407 2,915,658
Entertainment — 4.5%
(b)
Netflix, Inc. ........................ 10,846 6,619,748
Sea Ltd., ADR
(c)
..................... 17,365 5,534,746
12,154,494
Health Care Equipment & Supplies — 2.5%
Danaher Corp. ..................... 15,112 4,600,697
Intuitive Surgical, Inc.
(a)(b)
............... 2,156 2,143,388
6,744,085
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc. ............... 10,018 3,914,433
Hotels, Restaurants & Leisure — 0.6%
Domino's Pizza, Inc. .................. 3,433 1,637,404
Industrial Conglomerates — 1.5%
Roper Technologies, Inc. ............... 8,804 3,927,729
Interactive Media & Services — 12.9%
(b)
Alphabet, Inc., Class A ................ 4,787 12,798,140
Facebook, Inc., Class A ............... 32,949 11,182,561
Match Group, Inc. ................... 24,732 3,882,677
Snap, Inc., Class A ................... 88,840 6,562,611
34,425,989
Internet & Direct Marketing Retail — 12.1%
(b)
Amazon.com, Inc. ................... 6,727 22,098,464
Etsy, Inc. ......................... 20,250 4,211,190
MercadoLibre , Inc.
(c)
.................. 3,547 5,956,832
32,266,486
IT Services — 11.8%
Mastercard , Inc., Class A ............... 25,288 8,792,132
PayPal Holdings, Inc.
(b)
................ 16,372 4,260,158
Shopify, Inc., Class A
(b)
................ 2,182 2,958,312
Twilio , Inc., Class A
(b)
................. 8,864 2,828,059
Visa, Inc., Class A ................... 45,670 10,172,993
Wix.com Ltd.
(a)(b)(c)
................... 12,155 2,382,015
31,393,669
Life Sciences Tools & Services — 1.7%
Lonza Group AG (Registered) ........... 3,576 2,682,393
Thermo Fisher Scientific, Inc. ............ 3,306 1,888,817
4,571,210
Machinery — 0.7%
Fortive Corp. ....................... 27,490 1,939,969
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ............... 42,888 1,395,147
Personal Products — 0.8%
Olaplex Holdings, Inc.
(b)
............... 86,515 2,119,617
Security
Shares
Shares Value
Pharmaceuticals — 2.6%
AstraZeneca plc, ADR
(c)
............... 23,321 $ 1,400,659
Eli Lilly & Co. ...................... 5,592 1,292,032
Zoetis, Inc. ........................ 21,706 4,214,003
6,906,694
Professional Services — 2.2%
CoStar Group, Inc.
(b)
.................. 27,093 2,331,624
TransUnion ........................ 30,823 3,461,731
5,793,355
Road & Rail — 1.1%
Uber Technologies, Inc.
(b)
.............. 33,997 1,523,066
Union Pacific Corp. .................. 7,535 1,476,935
3,000,001
Semiconductors & Semiconductor Equipment — 9.4%
Analog Devices, Inc. .................. 30,065 5,035,286
ASML Holding NV (Registered), NYRS
(a)(c)
... 11,655 8,684,257
Marvell Technology, Inc. ............... 95,101 5,735,541
NVIDIA Corp. ...................... 26,618 5,514,185
24,969,269
Software — 18.1%
Adobe, Inc.
(b)
....................... 12,847 7,396,275
Autodesk, Inc.
(b)
..................... 1,412 402,660
Crowdstrike Holdings, Inc., Class A
(b)
....... 5,788 1,422,575
Intuit, Inc. ......................... 15,563 8,396,394
Microsoft Corp. ..................... 78,536 22,140,869
ServiceNow , Inc.
(b)
................... 13,491 8,395,044
48,153,817
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc. ........................ 58,381 8,260,912
Textiles, Apparel & Luxury Goods — 4.0%
LVMH Moet Hennessy Louis Vuitton SE ..... 5,798 4,152,900
NIKE, Inc., Class B .................. 44,114 6,406,676
10,559,576
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.
(b)
................... 14,037 1,793,367
Total Common Stocks — 99.4%
(Cost: $143,982,338) .............................. 264,884,180
Preferred Stocks — 0.7%
Media — 0.7%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,164,993)
(c)(d)(e)
............... 10,632 1,783,590
Total Preferred Stocks — 0.7%
(Cost: $1,164,993) ............................... 1,783,590
Total Long-Term Investments — 100.1%
(Cost: $145,147,331) .............................. 266,667,770

BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 3.0%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 226,691 $ 226,691
SL Liquidity Series, LLC, Money Market Series,
0.13%
(h)
........................ 7,849,608 7,851,962
Total Short-Term Securities — 3.0%
(Cost: $8,078,653) ............................... 8,078,653
Total Investments — 103.1%
(Cost: $153,225,984 ) .............................. 274,746,423
Liabilities in Excess of Other Assets — (3.1)% ............. (8,242,479)
Net Assets — 100.0% ............................... $ 266,503,944
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,783,590, representing 0.67% of its net assets as of period end, and an original cost of $1,164,993.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,153,780 $ — $ (927,089) $ — $ — $ 226,691 226,691 $ 95 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,996,750 2,855,638 — (426) — 7,851,962 7,849,608 17,362
(b)
—
$ (426) $ — $ 8,078,653 $ 17,457 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 2,939,851 $ — $ — $ 2,939,851
Capital Markets ........................................ 9,896,302 — — 9,896,302
Chemicals ............................................ 3,205,146 — — 3,205,146
Containers & Packaging .................................. 2,915,658 — — 2,915,658
Entertainment ......................................... 12,154,494 — — 12,154,494
Health Care Equipment & Supplies ........................... 6,744,085 — — 6,744,085
Health Care Providers & Services ............................ 3,914,433 — — 3,914,433
Hotels, Restaurants & Leisure .............................. 1,637,404 — — 1,637,404
Industrial Conglomerates .................................. 3,927,729 — — 3,927,729
Interactive Media & Services ............................... 34,425,989 — — 34,425,989
Internet & Direct Marketing Retail ............................ 32,266,486 — — 32,266,486
IT Services ........................................... 31,393,669 — — 31,393,669
Life Sciences Tools & Services .............................. 1,888,817 2,682,393 — 4,571,210
Machinery ............................................ 1,939,969 — — 1,939,969
Metals & Mining ........................................ 1,395,147 — — 1,395,147
Personal Products ...................................... 2,119,617 — — 2,119,617
Pharmaceuticals ....................................... 6,906,694 — — 6,906,694
Professional Services .................................... 5,793,355 — — 5,793,355
Road & Rail ........................................... 3,000,001 — — 3,000,001
Semiconductors & Semiconductor Equipment .................... 24,969,269 — — 24,969,269
Software ............................................. 48,153,817 — — 48,153,817
Technology Hardware, Storage & Peripherals .................... 8,260,912 — — 8,260,912
Textiles, Apparel & Luxury Goods ............................ 6,406,676 4,152,900 — 10,559,576
Wireless Telecommunication Services ......................... 1,793,367 — — 1,793,367
Preferred Stocks ......................................... — — 1,783,590 1,783,590

BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 226,691 $ — $ — $ 226,691
$ 258,275,578 $ 6,835,293 $ 1,783,590 $ 266,894,461
Investments Valued at NAV
(a)
...................................... 7,851,962
$ —
$ 274,746,423
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.